INCOME TAXES (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Total current income tax expense		$ (114,730)	$ (365,670)	$ (76,721)
Total deferred tax benefit (expense)		74,926	195,270	104,014
Total income tax benefit (expense)		(39,804)	(170,400)	27,293
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense		(67,932)	(113,313)	(57,856)
Total deferred tax benefit (expense)	[1]	9,450	113,445	(28,941)
Domestic [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense		(46,798)	(252,357)	(18,865)
Total deferred tax benefit (expense)		$ 65,476	$ 81,825	$ 132,955

[1]	In 2024, includes deferred tax expenses related to temporary differences and tax losses generated by Brazilian companies previously classified as held for sale, through the sale date.